Subsequent Events (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Schedule of Subsequent Events

The following table presents certain information about the properties that the Company acquired from October 1, 2013 to November 6, 2013 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price(1)
Total Portfolio - September 30, 2013(2)	1,219	20,399,857	$3,033,684
Acquisitions	109	13,624,593	2,126,441
Total portfolio - November 6, 2013(2)	1,328	34,024,450	$5,160,125
(1)	Contract purchase price, excluding acquisition and transaction related costs.
(2)	Total portfolio excludes one vacant property contributed in September 2011, which was classified as held for sale at September 30, 2013.

The following table presents certain information about the properties that the Company acquired from January 1, 2013 to May 7, 2013 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price(1)
Total Portfolio - December 31, 2012(2)	653	15,421,465	$1,798,436
Acquisitions	68	1,533,558	313,687
Total portfolio - May 7, 2013(2)	721	16,955,023	$2,112,123
(1)	Contract purchase price, excluding acquisition and transaction related costs.
(2)	Total portfolio excludes one vacant property contributed in September 2011 which was classified as held for sale at December 31, 2012.